Description of Business (Details Narrative)	12 Months Ended
Dec. 31, 2023 shares
Formation date	August 7, 2007
Country of incorporation	Republic of the Marshall Islands
General partner	Olympos Maritime Ltd.
Limited Partners' Capital Account, Units Outstanding	30,184,388
General Partners' Capital Account, Units Outstanding	622,296
Navios Holdings [Member]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest	10.30%
Olympos Maritime Ltd [Member]
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest	2.00%